Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 260,219	$ 313,439
Customer accounts and other restricted cash, net of allowance for credit losses of $0 and $673, respectively	1,866,976	1,658,279
Accounts receivable, net of allowance for credit losses of $10,558 and $8,642, respectively	159,324	147,780
Settlement receivables, net of allowance for credit losses of $5,398 and $4,049, respectively	147,774	149,852
Prepaid expenses and other current assets	60,810	64,497
Related party receivables - current	0	6,492
Contingent consideration receivable - current	0	2,842
Total current assets	2,495,103	2,343,181
Deferred tax assets	104,538	21,926
Property, plant and equipment, net	11,947	14,907
Operating lease right-of-use assets	35,509	33,118
Derivative asset	17,321	0
Intangible assets, net	1,291,458	1,202,204
Goodwill	1,999,132	3,650,037
Contingent consideration receivable - non-current	0
Other assets – non-current	2,048	1,856
Total assets	5,957,056	7,267,229
Current liabilities
Accounts payable and other liabilities	241,529	211,841
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	1,997,867	1,400,057
Operating lease liabilities – current	7,953	8,845
Income taxes payable	11,325	11,041
Contingent and deferred consideration payable – current	18,171	13,673
Liability for share-based compensation – current	11,400	3,360
Total current liabilities	2,298,435	1,659,007
Non-current debt	2,633,269	2,748,178
Operating lease liabilities – non-current	29,913	28,008
Deferred tax liabilities	118,791	64,886
Warrant liabilities	3,094	35,575
Liability for share-based compensation – non-current	4,942	6,664
Contingent and deferred consideration payable – non-current	8,975	17,142
Total liabilities	5,097,419	4,559,460
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.012 par value; 1,600,000,000 shares authorized; 60,788,816 and 60,309,596 shares issued and outstanding as of December 31, 2022 and 2021, respectively	730	723
Additional paid in capital / Share premium	3,136,426	2,949,654
Accumulated deficit	(2,239,443)	(376,788)
Accumulated other comprehensive loss	(38,076)	(3,825)
Shareholder's equity in the Company	859,637	2,569,764
Non-controlling interest	0	138,005
Total shareholder's equity	859,637	2,707,769
Total liabilities and shareholder’s equity	$ 5,957,056	$ 7,267,229